Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Partners, Inc.
Entity Central Index Key	0001039001
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000020707
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class ADV
Trading Symbol	IOSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$57	1.17%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%
AssetsNet	$ 106,614,267
Holdings Count | Holding	883
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$106,614,267 # of Portfolio Holdings883 Portfolio Turnover Rate70%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(6.1)%
Rights	0.0%
Common Stock	0.0%
U.S. Treasury Obligations	4.8%
Asset-Backed Securities	9.1%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	10.1%
Mutual Funds	12.2%
Collateralized Mortgage Obligations	13.5%
Sovereign Bonds	19.1%
Corporate Bonds/Notes	19.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	5.1%
China Government Bond, 3.250%, 11/22/28	4.0%
Voya VACS Series EMCD Fund	3.8%
Voya VACS Series EMHCD Fund	3.3%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
China Government Bond, 2.850%, 06/04/27	1.8%
China Government Bond, 3.290%, 05/23/29	1.8%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.6%
Malaysia Government Bond, 3.828%, 07/05/34	1.6%
Ginnie Mae, 3.000%, 07/15/54	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020708
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class I
Trading Symbol	IOSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 106,614,267
Holdings Count | Holding	883
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$106,614,267 # of Portfolio Holdings883 Portfolio Turnover Rate70%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(6.1)%
Rights	0.0%
Common Stock	0.0%
U.S. Treasury Obligations	4.8%
Asset-Backed Securities	9.1%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	10.1%
Mutual Funds	12.2%
Collateralized Mortgage Obligations	13.5%
Sovereign Bonds	19.1%
Corporate Bonds/Notes	19.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	5.1%
China Government Bond, 3.250%, 11/22/28	4.0%
Voya VACS Series EMCD Fund	3.8%
Voya VACS Series EMHCD Fund	3.3%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
China Government Bond, 2.850%, 06/04/27	1.8%
China Government Bond, 3.290%, 05/23/29	1.8%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.6%
Malaysia Government Bond, 3.828%, 07/05/34	1.6%
Ginnie Mae, 3.000%, 07/15/54	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020709
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class S
Trading Symbol	IOSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$45	0.92%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 106,614,267
Holdings Count | Holding	883
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$106,614,267 # of Portfolio Holdings883 Portfolio Turnover Rate70%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(6.1)%
Rights	0.0%
Common Stock	0.0%
U.S. Treasury Obligations	4.8%
Asset-Backed Securities	9.1%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	10.1%
Mutual Funds	12.2%
Collateralized Mortgage Obligations	13.5%
Sovereign Bonds	19.1%
Corporate Bonds/Notes	19.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	5.1%
China Government Bond, 3.250%, 11/22/28	4.0%
Voya VACS Series EMCD Fund	3.8%
Voya VACS Series EMHCD Fund	3.3%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
China Government Bond, 2.850%, 06/04/27	1.8%
China Government Bond, 3.290%, 05/23/29	1.8%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.6%
Malaysia Government Bond, 3.828%, 07/05/34	1.6%
Ginnie Mae, 3.000%, 07/15/54	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020704
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class ADV
Trading Symbol	IGMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$64	1.26%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
AssetsNet	$ 1,149,026,995
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,149,026,995 # of Portfolio Holdings73 Portfolio Turnover Rate77%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
China	1.1%
United Kingdom	1.4%
Italy	1.7%
Denmark	1.8%
Taiwan	2.0%
Canada	2.9%
Switzerland	3.6%
Spain	4.4%
India	4.5%
Japan	5.6%
United States	67.8%

Largest Holdings [Text Block]

Top 10 Holdings

ARM Holdings PLC	4.1%
Hitachi Ltd.	2.9%
Holcim AG	2.6%
Industria de Diseno Textil SA	2.6%
Otis Worldwide Corp.	2.4%
Constellation Energy Corp.	2.4%
NVIDIA Corp.	2.3%
Walmart, Inc.	2.3%
General Electric Co.	2.3%
Amazon.com, Inc.	2.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020705
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class I
Trading Symbol	IGMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 1,149,026,995
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,149,026,995 # of Portfolio Holdings73 Portfolio Turnover Rate77%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
China	1.1%
United Kingdom	1.4%
Italy	1.7%
Denmark	1.8%
Taiwan	2.0%
Canada	2.9%
Switzerland	3.6%
Spain	4.4%
India	4.5%
Japan	5.6%
United States	67.8%

Largest Holdings [Text Block]

Top 10 Holdings

ARM Holdings PLC	4.1%
Hitachi Ltd.	2.9%
Holcim AG	2.6%
Industria de Diseno Textil SA	2.6%
Otis Worldwide Corp.	2.4%
Constellation Energy Corp.	2.4%
NVIDIA Corp.	2.3%
Walmart, Inc.	2.3%
General Electric Co.	2.3%
Amazon.com, Inc.	2.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020706
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class S
Trading Symbol	IGMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
AssetsNet	$ 1,149,026,995
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,149,026,995 # of Portfolio Holdings73 Portfolio Turnover Rate77%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
China	1.1%
United Kingdom	1.4%
Italy	1.7%
Denmark	1.8%
Taiwan	2.0%
Canada	2.9%
Switzerland	3.6%
Spain	4.4%
India	4.5%
Japan	5.6%
United States	67.8%

Largest Holdings [Text Block]

Top 10 Holdings

ARM Holdings PLC	4.1%
Hitachi Ltd.	2.9%
Holcim AG	2.6%
Industria de Diseno Textil SA	2.6%
Otis Worldwide Corp.	2.4%
Constellation Energy Corp.	2.4%
NVIDIA Corp.	2.3%
Walmart, Inc.	2.3%
General Electric Co.	2.3%
Amazon.com, Inc.	2.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074828
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class S2
Trading Symbol	IOGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$59	1.16%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%
AssetsNet	$ 1,149,026,995
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,149,026,995 # of Portfolio Holdings73 Portfolio Turnover Rate77%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
China	1.1%
United Kingdom	1.4%
Italy	1.7%
Denmark	1.8%
Taiwan	2.0%
Canada	2.9%
Switzerland	3.6%
Spain	4.4%
India	4.5%
Japan	5.6%
United States	67.8%

Largest Holdings [Text Block]

Top 10 Holdings

ARM Holdings PLC	4.1%
Hitachi Ltd.	2.9%
Holcim AG	2.6%
Industria de Diseno Textil SA	2.6%
Otis Worldwide Corp.	2.4%
Constellation Energy Corp.	2.4%
NVIDIA Corp.	2.3%
Walmart, Inc.	2.3%
General Electric Co.	2.3%
Amazon.com, Inc.	2.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060439
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class ADV
Trading Symbol	ISDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,047,038,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,047,038,000 # of Portfolio Holdings12 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	48.3%
Fixed Income	51.5%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	30.7%
Voya VACS Index Series S Portfolio	28.7%
Voya VACS Index Series I Portfolio	11.4%
Schwab U.S. TIPS ETF	7.0%
Voya U.S. Bond Index Portfolio - Class I	5.6%
Voya VACS Index Series MC Portfolio	4.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
Voya VACS Index Series EM Portfolio	2.0%

C000060440
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class I
Trading Symbol	ISDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 1,047,038,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,047,038,000 # of Portfolio Holdings12 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	48.3%
Fixed Income	51.5%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	30.7%
Voya VACS Index Series S Portfolio	28.7%
Voya VACS Index Series I Portfolio	11.4%
Schwab U.S. TIPS ETF	7.0%
Voya U.S. Bond Index Portfolio - Class I	5.6%
Voya VACS Index Series MC Portfolio	4.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
Voya VACS Index Series EM Portfolio	2.0%

C000060441
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class S
Trading Symbol	ISDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 1,047,038,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,047,038,000 # of Portfolio Holdings12 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	48.3%
Fixed Income	51.5%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	30.7%
Voya VACS Index Series S Portfolio	28.7%
Voya VACS Index Series I Portfolio	11.4%
Schwab U.S. TIPS ETF	7.0%
Voya U.S. Bond Index Portfolio - Class I	5.6%
Voya VACS Index Series MC Portfolio	4.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
Voya VACS Index Series EM Portfolio	2.0%

C000078381
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class S2
Trading Symbol	IXXVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,047,038,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,047,038,000 # of Portfolio Holdings12 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	48.3%
Fixed Income	51.5%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	30.7%
Voya VACS Index Series S Portfolio	28.7%
Voya VACS Index Series I Portfolio	11.4%
Schwab U.S. TIPS ETF	7.0%
Voya U.S. Bond Index Portfolio - Class I	5.6%
Voya VACS Index Series MC Portfolio	4.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
Voya VACS Index Series EM Portfolio	2.0%

C000154752
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class Z
Trading Symbol	VSZBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 1,047,038,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,047,038,000 # of Portfolio Holdings12 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	48.3%
Fixed Income	51.5%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	30.7%
Voya VACS Index Series S Portfolio	28.7%
Voya VACS Index Series I Portfolio	11.4%
Schwab U.S. TIPS ETF	7.0%
Voya U.S. Bond Index Portfolio - Class I	5.6%
Voya VACS Index Series MC Portfolio	4.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
Voya VACS Index Series EM Portfolio	2.0%

C000105147
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class ADV
Trading Symbol	IDXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 947,294,741
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$947,294,741 # of Portfolio Holdings11 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	37.6%
Equity	62.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	35.9%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.4%
Voya VACS Index Series I Portfolio	15.4%
Voya VACS Index Series MC Portfolio	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.4%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.9%
Voya VACS Index Series EM Portfolio	2.1%
Vanguard Short-Term Corporate Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000105149
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class I
Trading Symbol	IDXGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 947,294,741
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$947,294,741 # of Portfolio Holdings11 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	37.6%
Equity	62.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	35.9%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.4%
Voya VACS Index Series I Portfolio	15.4%
Voya VACS Index Series MC Portfolio	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.4%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.9%
Voya VACS Index Series EM Portfolio	2.1%
Vanguard Short-Term Corporate Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000105146
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class S
Trading Symbol	IDXHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 947,294,741
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$947,294,741 # of Portfolio Holdings11 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	37.6%
Equity	62.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	35.9%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.4%
Voya VACS Index Series I Portfolio	15.4%
Voya VACS Index Series MC Portfolio	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.4%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.9%
Voya VACS Index Series EM Portfolio	2.1%
Vanguard Short-Term Corporate Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000105150
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class S2
Trading Symbol	IDXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 947,294,741
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$947,294,741 # of Portfolio Holdings11 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	37.6%
Equity	62.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	35.9%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.4%
Voya VACS Index Series I Portfolio	15.4%
Voya VACS Index Series MC Portfolio	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.4%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.9%
Voya VACS Index Series EM Portfolio	2.1%
Vanguard Short-Term Corporate Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000154758
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class Z
Trading Symbol	VSZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 947,294,741
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$947,294,741 # of Portfolio Holdings11 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	37.6%
Equity	62.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	35.9%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.4%
Voya VACS Index Series I Portfolio	15.4%
Voya VACS Index Series MC Portfolio	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.4%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.9%
Voya VACS Index Series EM Portfolio	2.1%
Vanguard Short-Term Corporate Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000060446
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class ADV
Trading Symbol	ISEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,576,510,707
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,576,510,707 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	26.9%
Equity	72.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	42.9%
Voya VACS Index Series I Portfolio	18.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	16.5%
Voya U.S. Bond Index Portfolio - Class I	6.5%
Voya VACS Index Series MC Portfolio	5.8%
Voya VACS Index Series EM Portfolio	3.1%
Voya VACS Index Series SC Portfolio	2.9%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%

C000060443
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class I
Trading Symbol	ISEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 1,576,510,707
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,576,510,707 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	26.9%
Equity	72.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	42.9%
Voya VACS Index Series I Portfolio	18.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	16.5%
Voya U.S. Bond Index Portfolio - Class I	6.5%
Voya VACS Index Series MC Portfolio	5.8%
Voya VACS Index Series EM Portfolio	3.1%
Voya VACS Index Series SC Portfolio	2.9%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%

C000060444
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class S
Trading Symbol	ISESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,576,510,707
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,576,510,707 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	26.9%
Equity	72.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	42.9%
Voya VACS Index Series I Portfolio	18.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	16.5%
Voya U.S. Bond Index Portfolio - Class I	6.5%
Voya VACS Index Series MC Portfolio	5.8%
Voya VACS Index Series EM Portfolio	3.1%
Voya VACS Index Series SC Portfolio	2.9%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%

C000078382
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class S2
Trading Symbol	IXISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,576,510,707
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,576,510,707 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	26.9%
Equity	72.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	42.9%
Voya VACS Index Series I Portfolio	18.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	16.5%
Voya U.S. Bond Index Portfolio - Class I	6.5%
Voya VACS Index Series MC Portfolio	5.8%
Voya VACS Index Series EM Portfolio	3.1%
Voya VACS Index Series SC Portfolio	2.9%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%

C000154753
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class Z
Trading Symbol	VSZDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 1,576,510,707
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,576,510,707 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	26.9%
Equity	72.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	42.9%
Voya VACS Index Series I Portfolio	18.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	16.5%
Voya U.S. Bond Index Portfolio - Class I	6.5%
Voya VACS Index Series MC Portfolio	5.8%
Voya VACS Index Series EM Portfolio	3.1%
Voya VACS Index Series SC Portfolio	2.9%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%

C000105151
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class ADV
Trading Symbol	IDXKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 986,600,840
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$986,600,840 # of Portfolio Holdings9 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	16.2%
Equity	83.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	47.8%
Voya VACS Index Series I Portfolio	21.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.1%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.3%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

C000105153
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class I
Trading Symbol	IDXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 986,600,840
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$986,600,840 # of Portfolio Holdings9 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	16.2%
Equity	83.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	47.8%
Voya VACS Index Series I Portfolio	21.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.1%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.3%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

C000105155
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class S
Trading Symbol	IDXMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
AssetsNet	$ 986,600,840
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$986,600,840 # of Portfolio Holdings9 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	16.2%
Equity	83.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	47.8%
Voya VACS Index Series I Portfolio	21.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.1%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.3%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

C000105154
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class S2
Trading Symbol	IDXNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 986,600,840
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$986,600,840 # of Portfolio Holdings9 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	16.2%
Equity	83.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	47.8%
Voya VACS Index Series I Portfolio	21.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.1%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.3%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

C000154759
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class Z
Trading Symbol	VSZEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 986,600,840
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$986,600,840 # of Portfolio Holdings9 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	16.2%
Equity	83.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	47.8%
Voya VACS Index Series I Portfolio	21.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.1%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.3%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

C000060447
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class ADV
Trading Symbol	ISJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,289,287,835
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,289,287,835 # of Portfolio Holdings9 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.4%
Equity	90.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.8%
Voya VACS Index Series I Portfolio	23.0%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	5.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.7%
Voya VACS Index Series SC Portfolio	3.8%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

C000060448
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class I
Trading Symbol	ISJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 1,289,287,835
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,289,287,835 # of Portfolio Holdings9 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.4%
Equity	90.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.8%
Voya VACS Index Series I Portfolio	23.0%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	5.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.7%
Voya VACS Index Series SC Portfolio	3.8%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

C000060449
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class S
Trading Symbol	ISJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 1,289,287,835
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,289,287,835 # of Portfolio Holdings9 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.4%
Equity	90.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.8%
Voya VACS Index Series I Portfolio	23.0%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	5.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.7%
Voya VACS Index Series SC Portfolio	3.8%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

C000078383
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class S2
Trading Symbol	ISVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 1,289,287,835
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,289,287,835 # of Portfolio Holdings9 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.4%
Equity	90.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.8%
Voya VACS Index Series I Portfolio	23.0%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	5.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.7%
Voya VACS Index Series SC Portfolio	3.8%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

C000154754
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class Z
Trading Symbol	VSZFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 1,289,287,835
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,289,287,835 # of Portfolio Holdings9 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.4%
Equity	90.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.8%
Voya VACS Index Series I Portfolio	23.0%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	5.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.7%
Voya VACS Index Series SC Portfolio	3.8%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

C000105156
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class ADV
Trading Symbol	IDXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 826,225,747
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$826,225,747 # of Portfolio Holdings8 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	6.6%
Equity	93.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.7%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000105158
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class I
Trading Symbol	IDXQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 826,225,747
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$826,225,747 # of Portfolio Holdings8 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	6.6%
Equity	93.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.7%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000105160
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class S
Trading Symbol	IDXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 826,225,747
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$826,225,747 # of Portfolio Holdings8 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	6.6%
Equity	93.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.7%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000105159
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class S2
Trading Symbol	IDXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 826,225,747
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$826,225,747 # of Portfolio Holdings8 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	6.6%
Equity	93.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.7%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000154760
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class Z
Trading Symbol	VSZGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 826,225,747
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$826,225,747 # of Portfolio Holdings8 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	6.6%
Equity	93.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.7%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000079256
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class ADV
Trading Symbol	IISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 846,826,827
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$846,826,827 # of Portfolio Holdings8 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000079257
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class I
Trading Symbol	IISNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 846,826,827
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$846,826,827 # of Portfolio Holdings8 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000081026
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class S
Trading Symbol	IISSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 846,826,827
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$846,826,827 # of Portfolio Holdings8 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000079258
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class S2
Trading Symbol	IISTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 846,826,827
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$846,826,827 # of Portfolio Holdings8 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000154756
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class Z
Trading Symbol	VSZHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 846,826,827
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$846,826,827 # of Portfolio Holdings8 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000152048
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class ADV
Trading Symbol	VPSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 505,599,137
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$505,599,137 # of Portfolio Holdings8 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.8%
Voya U.S. Bond Index Portfolio - Class I	1.1%

C000152047
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class I
Trading Symbol	VISPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 505,599,137
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$505,599,137 # of Portfolio Holdings8 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.8%
Voya U.S. Bond Index Portfolio - Class I	1.1%

C000152049
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class S
Trading Symbol	VPISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 505,599,137
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$505,599,137 # of Portfolio Holdings8 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.8%
Voya U.S. Bond Index Portfolio - Class I	1.1%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000152050
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class S2
Trading Symbol	VPSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 505,599,137
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$505,599,137 # of Portfolio Holdings8 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.8%
Voya U.S. Bond Index Portfolio - Class I	1.1%

C000154761
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class Z
Trading Symbol	VSZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 505,599,137
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$505,599,137 # of Portfolio Holdings8 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.8%
Voya U.S. Bond Index Portfolio - Class I	1.1%

C000219031
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class ADV
Trading Symbol	VIQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 120,523,450
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$120,523,450 # of Portfolio Holdings8 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Vanguard Long-Term Treasury ETF	1.6%
Voya U.S. Bond Index Portfolio - Class I	1.4%

C000219027
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class I
Trading Symbol	VIQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 120,523,450
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$120,523,450 # of Portfolio Holdings8 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Vanguard Long-Term Treasury ETF	1.6%
Voya U.S. Bond Index Portfolio - Class I	1.4%

C000219028
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class S
Trading Symbol	VIQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
AssetsNet	$ 120,523,450
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$120,523,450 # of Portfolio Holdings8 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Vanguard Long-Term Treasury ETF	1.6%
Voya U.S. Bond Index Portfolio - Class I	1.4%

C000219029
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class S2
Trading Symbol	VIQUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 120,523,450
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$120,523,450 # of Portfolio Holdings8 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Vanguard Long-Term Treasury ETF	1.6%
Voya U.S. Bond Index Portfolio - Class I	1.4%

C000219030
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class Z
Trading Symbol	VIQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 120,523,450
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$120,523,450 # of Portfolio Holdings8 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Vanguard Long-Term Treasury ETF	1.6%
Voya U.S. Bond Index Portfolio - Class I	1.4%

C000060451
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class ADV
Trading Symbol	ISKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 640,519,543
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$640,519,543 # of Portfolio Holdings12 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	33.0%
Fixed Income	66.8%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.5%
Schwab U.S. TIPS ETF	10.1%
Voya VACS Index Series I Portfolio	7.5%
Voya Short Term Bond Fund - Class R6	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.2%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
Voya VACS Index Series MC Portfolio	3.9%
Vanguard Short-Term Corporate Bond ETF	3.1%
Voya VACS Index Series EM Portfolio	2.1%

C000060452
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class I
Trading Symbol	ISKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 640,519,543
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$640,519,543 # of Portfolio Holdings12 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	33.0%
Fixed Income	66.8%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.5%
Schwab U.S. TIPS ETF	10.1%
Voya VACS Index Series I Portfolio	7.5%
Voya Short Term Bond Fund - Class R6	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.2%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
Voya VACS Index Series MC Portfolio	3.9%
Vanguard Short-Term Corporate Bond ETF	3.1%
Voya VACS Index Series EM Portfolio	2.1%

C000060453
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class S
Trading Symbol	ISKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 640,519,543
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$640,519,543 # of Portfolio Holdings12 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	33.0%
Fixed Income	66.8%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.5%
Schwab U.S. TIPS ETF	10.1%
Voya VACS Index Series I Portfolio	7.5%
Voya Short Term Bond Fund - Class R6	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.2%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
Voya VACS Index Series MC Portfolio	3.9%
Vanguard Short-Term Corporate Bond ETF	3.1%
Voya VACS Index Series EM Portfolio	2.1%

C000078384
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class S2
Trading Symbol	IIIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 640,519,543
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$640,519,543 # of Portfolio Holdings12 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	33.0%
Fixed Income	66.8%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.5%
Schwab U.S. TIPS ETF	10.1%
Voya VACS Index Series I Portfolio	7.5%
Voya Short Term Bond Fund - Class R6	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.2%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
Voya VACS Index Series MC Portfolio	3.9%
Vanguard Short-Term Corporate Bond ETF	3.1%
Voya VACS Index Series EM Portfolio	2.1%

C000154755
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class Z
Trading Symbol	VSZJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 640,519,543
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$640,519,543 # of Portfolio Holdings12 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	33.0%
Fixed Income	66.8%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.5%
Schwab U.S. TIPS ETF	10.1%
Voya VACS Index Series I Portfolio	7.5%
Voya Short Term Bond Fund - Class R6	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.2%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
Voya VACS Index Series MC Portfolio	3.9%
Vanguard Short-Term Corporate Bond ETF	3.1%
Voya VACS Index Series EM Portfolio	2.1%

C000027234
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class ADV
Trading Symbol	IFTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
AssetsNet	$ 306,829,293
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$306,829,293 # of Portfolio Holdings179 Portfolio Turnover Rate35%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Singapore	2.2%
Norway	3.0%
Spain	3.7%
Netherlands	4.6%
Italy	5.4%
Germany	7.2%
France	7.6%
Australia	8.1%
Switzerland	9.7%
United Kingdom	14.8%
Japan	23.1%

Largest Holdings [Text Block]

Top 10 Holdings

Novartis AG	3.0%
HSBC Holdings PLC	2.5%
Shell PLC	2.1%
Allianz SE	1.9%
Sanofi	1.9%
BP PLC	1.8%
Zurich Insurance Group AG	1.5%
iShares MSCI EAFE Value ETF	1.4%
Deutsche Telekom AG	1.4%
ANZ Group Holdings Ltd.	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000027235
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class I
Trading Symbol	IFTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 306,829,293
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$306,829,293 # of Portfolio Holdings179 Portfolio Turnover Rate35%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Singapore	2.2%
Norway	3.0%
Spain	3.7%
Netherlands	4.6%
Italy	5.4%
Germany	7.2%
France	7.6%
Australia	8.1%
Switzerland	9.7%
United Kingdom	14.8%
Japan	23.1%

Largest Holdings [Text Block]

Top 10 Holdings

Novartis AG	3.0%
HSBC Holdings PLC	2.5%
Shell PLC	2.1%
Allianz SE	1.9%
Sanofi	1.9%
BP PLC	1.8%
Zurich Insurance Group AG	1.5%
iShares MSCI EAFE Value ETF	1.4%
Deutsche Telekom AG	1.4%
ANZ Group Holdings Ltd.	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000027236
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class S
Trading Symbol	IFTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 306,829,293
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$306,829,293 # of Portfolio Holdings179 Portfolio Turnover Rate35%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Singapore	2.2%
Norway	3.0%
Spain	3.7%
Netherlands	4.6%
Italy	5.4%
Germany	7.2%
France	7.6%
Australia	8.1%
Switzerland	9.7%
United Kingdom	14.8%
Japan	23.1%

Largest Holdings [Text Block]

Top 10 Holdings

Novartis AG	3.0%
HSBC Holdings PLC	2.5%
Shell PLC	2.1%
Allianz SE	1.9%
Sanofi	1.9%
BP PLC	1.8%
Zurich Insurance Group AG	1.5%
iShares MSCI EAFE Value ETF	1.4%
Deutsche Telekom AG	1.4%
ANZ Group Holdings Ltd.	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074834
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class S2
Trading Symbol	ITFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
AssetsNet	$ 306,829,293
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$306,829,293 # of Portfolio Holdings179 Portfolio Turnover Rate35%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Singapore	2.2%
Norway	3.0%
Spain	3.7%
Netherlands	4.6%
Italy	5.4%
Germany	7.2%
France	7.6%
Australia	8.1%
Switzerland	9.7%
United Kingdom	14.8%
Japan	23.1%

Largest Holdings [Text Block]

Top 10 Holdings

Novartis AG	3.0%
HSBC Holdings PLC	2.5%
Shell PLC	2.1%
Allianz SE	1.9%
Sanofi	1.9%
BP PLC	1.8%
Zurich Insurance Group AG	1.5%
iShares MSCI EAFE Value ETF	1.4%
Deutsche Telekom AG	1.4%
ANZ Group Holdings Ltd.	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020726
Shareholder Report [Line Items]
Fund Name	Voya Solution 2025 Portfolio
Class Name	Class ADV
Trading Symbol	ISZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 423,647,328
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$423,647,328 # of Portfolio Holdings19 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	48.0%
Equity	52.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.5%
Voya U.S. Stock Index Portfolio - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Multi-Manager International Equity Fund - Class I	8.5%
Schwab U.S. TIPS ETF	7.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Short Term Bond Fund - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.2%
Voya Global Bond Fund - Class R6	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020727
Shareholder Report [Line Items]
Fund Name	Voya Solution 2025 Portfolio
Class Name	Class I
Trading Symbol	ISZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 423,647,328
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$423,647,328 # of Portfolio Holdings19 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	48.0%
Equity	52.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.5%
Voya U.S. Stock Index Portfolio - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Multi-Manager International Equity Fund - Class I	8.5%
Schwab U.S. TIPS ETF	7.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Short Term Bond Fund - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.2%
Voya Global Bond Fund - Class R6	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020728
Shareholder Report [Line Items]
Fund Name	Voya Solution 2025 Portfolio
Class Name	Class S
Trading Symbol	ISZSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 423,647,328
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$423,647,328 # of Portfolio Holdings19 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	48.0%
Equity	52.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.5%
Voya U.S. Stock Index Portfolio - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Multi-Manager International Equity Fund - Class I	8.5%
Schwab U.S. TIPS ETF	7.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Short Term Bond Fund - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.2%
Voya Global Bond Fund - Class R6	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000078368
Shareholder Report [Line Items]
Fund Name	Voya Solution 2025 Portfolio
Class Name	Class S2
Trading Symbol	ISPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 423,647,328
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$423,647,328 # of Portfolio Holdings19 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	48.0%
Equity	52.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.5%
Voya U.S. Stock Index Portfolio - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Multi-Manager International Equity Fund - Class I	8.5%
Schwab U.S. TIPS ETF	7.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Short Term Bond Fund - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.2%
Voya Global Bond Fund - Class R6	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000105166
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class ADV
Trading Symbol	ISNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 55,605,531
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,605,531 # of Portfolio Holdings19 Portfolio Turnover Rate29%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.9%
Equity	65.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.0%
Voya U.S. Stock Index Portfolio - Class I	18.5%
Voya Multi-Manager International Equity Fund - Class I	10.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000105168
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class I
Trading Symbol	ISNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 55,605,531
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,605,531 # of Portfolio Holdings19 Portfolio Turnover Rate29%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.9%
Equity	65.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.0%
Voya U.S. Stock Index Portfolio - Class I	18.5%
Voya Multi-Manager International Equity Fund - Class I	10.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000105170
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class S
Trading Symbol	ISNHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 55,605,531
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,605,531 # of Portfolio Holdings19 Portfolio Turnover Rate29%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.9%
Equity	65.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.0%
Voya U.S. Stock Index Portfolio - Class I	18.5%
Voya Multi-Manager International Equity Fund - Class I	10.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000105169
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class S2
Trading Symbol	ISNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 55,605,531
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,605,531 # of Portfolio Holdings19 Portfolio Turnover Rate29%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.9%
Equity	65.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.0%
Voya U.S. Stock Index Portfolio - Class I	18.5%
Voya Multi-Manager International Equity Fund - Class I	10.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020730
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class ADV
Trading Symbol	ISQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 596,735,650
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$596,735,650 # of Portfolio Holdings17 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	23.9%
Equity	76.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	16.0%
Voya Multi-Manager International Equity Fund - Class I	12.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

C000020731
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class I
Trading Symbol	ISQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 596,735,650
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$596,735,650 # of Portfolio Holdings17 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	23.9%
Equity	76.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	16.0%
Voya Multi-Manager International Equity Fund - Class I	12.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

C000020732
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class S
Trading Symbol	ISQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 596,735,650
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$596,735,650 # of Portfolio Holdings17 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	23.9%
Equity	76.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	16.0%
Voya Multi-Manager International Equity Fund - Class I	12.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

C000078369
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class S2
Trading Symbol	ISPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 596,735,650
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$596,735,650 # of Portfolio Holdings17 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	23.9%
Equity	76.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	16.0%
Voya Multi-Manager International Equity Fund - Class I	12.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

C000105171
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class ADV
Trading Symbol	ISNKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
AssetsNet	$ 45,189,331
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,189,331 # of Portfolio Holdings17 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	13.9%
Equity	86.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Multi-Manager International Equity Fund - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Intermediate Bond Fund - Class R6	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000105173
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class I
Trading Symbol	ISNLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 45,189,331
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,189,331 # of Portfolio Holdings17 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	13.9%
Equity	86.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Multi-Manager International Equity Fund - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Intermediate Bond Fund - Class R6	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000105175
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class S
Trading Symbol	ISNMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 45,189,331
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,189,331 # of Portfolio Holdings17 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	13.9%
Equity	86.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Multi-Manager International Equity Fund - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Intermediate Bond Fund - Class R6	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000105174
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class S2
Trading Symbol	ISNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 45,189,331
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,189,331 # of Portfolio Holdings17 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	13.9%
Equity	86.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Multi-Manager International Equity Fund - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Intermediate Bond Fund - Class R6	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020734
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class ADV
Trading Symbol	ISRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 468,608,105
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$468,608,105 # of Portfolio Holdings16 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020735
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class I
Trading Symbol	ISRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 468,608,105
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$468,608,105 # of Portfolio Holdings16 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020736
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class S
Trading Symbol	ISRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 468,608,105
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$468,608,105 # of Portfolio Holdings16 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000078370
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class S2
Trading Symbol	ISPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 468,608,105
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$468,608,105 # of Portfolio Holdings16 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000105176
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class ADV
Trading Symbol	ISNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 41,040,073
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$41,040,073 # of Portfolio Holdings15 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.9%
Equity	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.0%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000105178
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class I
Trading Symbol	ISNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 41,040,073
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$41,040,073 # of Portfolio Holdings15 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.9%
Equity	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.0%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000105180
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class S
Trading Symbol	ISNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 41,040,073
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$41,040,073 # of Portfolio Holdings15 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.9%
Equity	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.0%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000105179
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class S2
Trading Symbol	ISNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 41,040,073
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$41,040,073 # of Portfolio Holdings15 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.9%
Equity	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.0%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000079260
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class ADV
Trading Symbol	IASPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 175,649,965
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$175,649,965 # of Portfolio Holdings15 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000079261
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class I
Trading Symbol	IISPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 175,649,965
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$175,649,965 # of Portfolio Holdings15 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000081027
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class S
Trading Symbol	ISSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 175,649,965
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$175,649,965 # of Portfolio Holdings15 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000079262
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class S2
Trading Symbol	ITSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 175,649,965
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$175,649,965 # of Portfolio Holdings15 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000152042
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class ADV
Trading Symbol	VSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 32,246,801
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$32,246,801 # of Portfolio Holdings15 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.0%
Equity	97.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000152046
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class I
Trading Symbol	VSIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 32,246,801
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$32,246,801 # of Portfolio Holdings15 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.0%
Equity	97.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000152043
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class S
Trading Symbol	VSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 32,246,801
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$32,246,801 # of Portfolio Holdings15 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.0%
Equity	97.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000152044
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class S2
Trading Symbol	VSSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 32,246,801
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$32,246,801 # of Portfolio Holdings15 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.0%
Equity	97.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000219036
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class ADV
Trading Symbol	VSAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 18,541,583
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,541,583 # of Portfolio Holdings14 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	1.9%
Equity	98.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	16.5%
Vanguard FTSE Developed Markets ETF	8.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000219032
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class I
Trading Symbol	VSQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 18,541,583
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,541,583 # of Portfolio Holdings14 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	1.9%
Equity	98.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	16.5%
Vanguard FTSE Developed Markets ETF	8.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000219033
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class S
Trading Symbol	VSSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 18,541,583
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,541,583 # of Portfolio Holdings14 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	1.9%
Equity	98.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	16.5%
Vanguard FTSE Developed Markets ETF	8.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000219034
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class S2
Trading Symbol	VSQUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 18,541,583
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,541,583 # of Portfolio Holdings14 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	1.9%
Equity	98.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	16.5%
Vanguard FTSE Developed Markets ETF	8.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000125843
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IAVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 37,716,335
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$37,716,335 # of Portfolio Holdings14 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	6.0%
Equity	94.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Multi-Manager International Equity Fund - Class I	7.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	7.0%
Voya Russell™ Large Cap Growth Index - Class I	6.0%
Voya Intermediate Bond Fund - Class R6	6.0%
Voya Small Company Fund - Class R6	4.6%
Voya International Index Portfolio - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000125844
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class I
Trading Symbol	IAVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 37,716,335
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$37,716,335 # of Portfolio Holdings14 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	6.0%
Equity	94.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Multi-Manager International Equity Fund - Class I	7.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	7.0%
Voya Russell™ Large Cap Growth Index - Class I	6.0%
Voya Intermediate Bond Fund - Class R6	6.0%
Voya Small Company Fund - Class R6	4.6%
Voya International Index Portfolio - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000168863
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class R6
Trading Symbol	VYRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 37,716,335
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$37,716,335 # of Portfolio Holdings14 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	6.0%
Equity	94.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Multi-Manager International Equity Fund - Class I	7.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	7.0%
Voya Russell™ Large Cap Growth Index - Class I	6.0%
Voya Intermediate Bond Fund - Class R6	6.0%
Voya Small Company Fund - Class R6	4.6%
Voya International Index Portfolio - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000125845
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class S
Trading Symbol	IAVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 37,716,335
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$37,716,335 # of Portfolio Holdings14 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	6.0%
Equity	94.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Multi-Manager International Equity Fund - Class I	7.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	7.0%
Voya Russell™ Large Cap Growth Index - Class I	6.0%
Voya Intermediate Bond Fund - Class R6	6.0%
Voya Small Company Fund - Class R6	4.6%
Voya International Index Portfolio - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000125846
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class S2
Trading Symbol	IAVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 37,716,335
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$37,716,335 # of Portfolio Holdings14 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	6.0%
Equity	94.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Multi-Manager International Equity Fund - Class I	7.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	7.0%
Voya Russell™ Large Cap Growth Index - Class I	6.0%
Voya Intermediate Bond Fund - Class R6	6.0%
Voya Small Company Fund - Class R6	4.6%
Voya International Index Portfolio - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000049965
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class ADV
Trading Symbol	ISGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 55,285,722
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,285,722 # of Portfolio Holdings16 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.5%
Voya Intermediate Bond Fund - Class R6	18.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Term Bond Fund - Class R6	8.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.4%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya MidCap Opportunities Portfolio - Class R6	3.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000049966
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class I
Trading Symbol	ISGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 55,285,722
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,285,722 # of Portfolio Holdings16 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.5%
Voya Intermediate Bond Fund - Class R6	18.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Term Bond Fund - Class R6	8.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.4%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya MidCap Opportunities Portfolio - Class R6	3.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000168859
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class R6
Trading Symbol	VYRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 55,285,722
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,285,722 # of Portfolio Holdings16 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.5%
Voya Intermediate Bond Fund - Class R6	18.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Term Bond Fund - Class R6	8.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.4%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya MidCap Opportunities Portfolio - Class R6	3.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000049967
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class S
Trading Symbol	ISGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 55,285,722
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,285,722 # of Portfolio Holdings16 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.5%
Voya Intermediate Bond Fund - Class R6	18.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Term Bond Fund - Class R6	8.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.4%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya MidCap Opportunities Portfolio - Class R6	3.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000087528
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class S2
Trading Symbol	ISGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 55,285,722
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,285,722 # of Portfolio Holdings16 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.5%
Voya Intermediate Bond Fund - Class R6	18.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Term Bond Fund - Class R6	8.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.4%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya MidCap Opportunities Portfolio - Class R6	3.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000087525
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class ADV
Trading Symbol	ICGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 9,416,263
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,416,263 # of Portfolio Holdings14 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Equity	26.1%
Fixed Income	74.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.0%
Voya Short Term Bond Fund - Class R6	22.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	5.0%
Voya U.S. Stock Index Portfolio - Class I	5.0%
Voya Global Bond Fund - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000087526
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class I
Trading Symbol	ICGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 9,416,263
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,416,263 # of Portfolio Holdings14 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Equity	26.1%
Fixed Income	74.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.0%
Voya Short Term Bond Fund - Class R6	22.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	5.0%
Voya U.S. Stock Index Portfolio - Class I	5.0%
Voya Global Bond Fund - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000168862
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class R6
Trading Symbol	VYRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 9,416,263
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,416,263 # of Portfolio Holdings14 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Equity	26.1%
Fixed Income	74.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.0%
Voya Short Term Bond Fund - Class R6	22.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	5.0%
Voya U.S. Stock Index Portfolio - Class I	5.0%
Voya Global Bond Fund - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000087527
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class S
Trading Symbol	ICGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 9,416,263
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,416,263 # of Portfolio Holdings14 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Equity	26.1%
Fixed Income	74.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.0%
Voya Short Term Bond Fund - Class R6	22.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	5.0%
Voya U.S. Stock Index Portfolio - Class I	5.0%
Voya Global Bond Fund - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000087524
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class S2
Trading Symbol	ICGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 9,416,263
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,416,263 # of Portfolio Holdings14 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Equity	26.1%
Fixed Income	74.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.0%
Voya Short Term Bond Fund - Class R6	22.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	5.0%
Voya U.S. Stock Index Portfolio - Class I	5.0%
Voya Global Bond Fund - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020738
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class ADV
Trading Symbol	ISWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 172,871,953
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$172,871,953 # of Portfolio Holdings17 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	36.1%
Fixed Income	63.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Term Bond Fund - Class R6	9.1%
Voya U.S. Stock Index Portfolio - Class I	4.5%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Vanguard FTSE Developed Markets ETF	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020739
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class I
Trading Symbol	ISWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 172,871,953
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$172,871,953 # of Portfolio Holdings17 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	36.1%
Fixed Income	63.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Term Bond Fund - Class R6	9.1%
Voya U.S. Stock Index Portfolio - Class I	4.5%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Vanguard FTSE Developed Markets ETF	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020740
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class S
Trading Symbol	ISWSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 172,871,953
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$172,871,953 # of Portfolio Holdings17 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	36.1%
Fixed Income	63.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Term Bond Fund - Class R6	9.1%
Voya U.S. Stock Index Portfolio - Class I	4.5%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Vanguard FTSE Developed Markets ETF	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000078371
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class S2
Trading Symbol	IJKBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 172,871,953
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$172,871,953 # of Portfolio Holdings17 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	36.1%
Fixed Income	63.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Term Bond Fund - Class R6	9.1%
Voya U.S. Stock Index Portfolio - Class I	4.5%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Vanguard FTSE Developed Markets ETF	3.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000087520
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 474,892,912
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$474,892,912 # of Portfolio Holdings17 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.9%
Equity	82.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Intermediate Bond Fund - Class R6	9.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Large Cap Growth Index - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya International Index Portfolio - Class I	4.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%

C000087521
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class I
Trading Symbol	IAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 474,892,912
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$474,892,912 # of Portfolio Holdings17 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.9%
Equity	82.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Intermediate Bond Fund - Class R6	9.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Large Cap Growth Index - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya International Index Portfolio - Class I	4.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%

C000168861
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class R6
Trading Symbol	VYROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 474,892,912
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$474,892,912 # of Portfolio Holdings17 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.9%
Equity	82.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Intermediate Bond Fund - Class R6	9.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Large Cap Growth Index - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya International Index Portfolio - Class I	4.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%

C000087522
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class S
Trading Symbol	IAGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 474,892,912
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$474,892,912 # of Portfolio Holdings17 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.9%
Equity	82.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Intermediate Bond Fund - Class R6	9.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Large Cap Growth Index - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya International Index Portfolio - Class I	4.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%

C000087523
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class S2
Trading Symbol	IAGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 474,892,912
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$474,892,912 # of Portfolio Holdings17 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.9%
Equity	82.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Intermediate Bond Fund - Class R6	9.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Large Cap Growth Index - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya International Index Portfolio - Class I	4.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%

C000049968
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Conservative Portfolio
Class Name	Class ADV
Trading Symbol	ISPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Conservative Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 31,583,069
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$31,583,069 # of Portfolio Holdings16 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.1%
Fixed Income	56.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.0%
Voya U.S. Stock Index Portfolio - Class I	11.5%
Voya Short Term Bond Fund - Class R6	11.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya High Yield Bond Fund - Class R6	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya Global Bond Fund - Class R6	4.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%

C000049969
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Conservative Portfolio
Class Name	Class I
Trading Symbol	ISPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Conservative Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 31,583,069
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$31,583,069 # of Portfolio Holdings16 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.1%
Fixed Income	56.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.0%
Voya U.S. Stock Index Portfolio - Class I	11.5%
Voya Short Term Bond Fund - Class R6	11.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya High Yield Bond Fund - Class R6	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya Global Bond Fund - Class R6	4.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%

C000168860
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Conservative Portfolio
Class Name	Class R6
Trading Symbol	VYRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Conservative Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 31,583,069
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$31,583,069 # of Portfolio Holdings16 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.1%
Fixed Income	56.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.0%
Voya U.S. Stock Index Portfolio - Class I	11.5%
Voya Short Term Bond Fund - Class R6	11.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya High Yield Bond Fund - Class R6	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya Global Bond Fund - Class R6	4.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%

C000049970
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Conservative Portfolio
Class Name	Class S
Trading Symbol	ISPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Conservative Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 31,583,069
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$31,583,069 # of Portfolio Holdings16 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.1%
Fixed Income	56.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.0%
Voya U.S. Stock Index Portfolio - Class I	11.5%
Voya Short Term Bond Fund - Class R6	11.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya High Yield Bond Fund - Class R6	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya Global Bond Fund - Class R6	4.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%

C000087529
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Conservative Portfolio
Class Name	Class S2
Trading Symbol	ISPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Conservative Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 31,583,069
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$31,583,069 # of Portfolio Holdings16 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.1%
Fixed Income	56.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.0%
Voya U.S. Stock Index Portfolio - Class I	11.5%
Voya Short Term Bond Fund - Class R6	11.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya High Yield Bond Fund - Class R6	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya Global Bond Fund - Class R6	4.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%

C000029752
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class ADV
Trading Symbol	IASAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$68	1.36%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%
AssetsNet	$ 293,439,637
Holdings Count | Holding	211
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$293,439,637 # of Portfolio Holdings211 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	3.7%
Preferred Stock	0.5%
Common Stock	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Bank of New York Mellon Corp.	1.6%
Conagra Brands, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Henry Schein, Inc.	1.3%
Northern Trust Corp.	1.3%
Koninklijke Ahold Delhaize NV	1.3%
Willis Towers Watson PLC	1.3%
Quest Diagnostics, Inc.	1.3%
Edison International	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000029753
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class I
Trading Symbol	IACIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 293,439,637
Holdings Count | Holding	211
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$293,439,637 # of Portfolio Holdings211 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	3.7%
Preferred Stock	0.5%
Common Stock	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Bank of New York Mellon Corp.	1.6%
Conagra Brands, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Henry Schein, Inc.	1.3%
Northern Trust Corp.	1.3%
Koninklijke Ahold Delhaize NV	1.3%
Willis Towers Watson PLC	1.3%
Quest Diagnostics, Inc.	1.3%
Edison International	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000029754
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class S
Trading Symbol	IASSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	1.11%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
AssetsNet	$ 293,439,637
Holdings Count | Holding	211
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$293,439,637 # of Portfolio Holdings211 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	3.7%
Preferred Stock	0.5%
Common Stock	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Bank of New York Mellon Corp.	1.6%
Conagra Brands, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Henry Schein, Inc.	1.3%
Northern Trust Corp.	1.3%
Koninklijke Ahold Delhaize NV	1.3%
Willis Towers Watson PLC	1.3%
Quest Diagnostics, Inc.	1.3%
Edison International	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074837
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class S2
Trading Symbol	ISMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$63	1.26%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
AssetsNet	$ 293,439,637
Holdings Count | Holding	211
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$293,439,637 # of Portfolio Holdings211 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	3.7%
Preferred Stock	0.5%
Common Stock	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Bank of New York Mellon Corp.	1.6%
Conagra Brands, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Henry Schein, Inc.	1.3%
Northern Trust Corp.	1.3%
Koninklijke Ahold Delhaize NV	1.3%
Willis Towers Watson PLC	1.3%
Quest Diagnostics, Inc.	1.3%
Edison International	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020754
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Baron Growth Portfolio
Class Name	Class ADV
Trading Symbol	IBSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$73	1.50%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.50%
AssetsNet	$ 439,656,335
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$439,656,335 # of Portfolio Holdings35 Portfolio Turnover Rate0%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	9.6%
Gartner, Inc.	9.4%
Arch Capital Group Ltd.	8.6%
Choice Hotels International, Inc.	7.0%
FactSet Research Systems, Inc.	5.8%
CoStar Group, Inc.	5.6%
Vail Resorts, Inc.	5.5%
Kinsale Capital Group, Inc.	5.4%
Primerica, Inc.	4.8%
ANSYS, Inc.	4.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020755
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Baron Growth Portfolio
Class Name	Class I
Trading Symbol	IBGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
AssetsNet	$ 439,656,335
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$439,656,335 # of Portfolio Holdings35 Portfolio Turnover Rate0%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	9.6%
Gartner, Inc.	9.4%
Arch Capital Group Ltd.	8.6%
Choice Hotels International, Inc.	7.0%
FactSet Research Systems, Inc.	5.8%
CoStar Group, Inc.	5.6%
Vail Resorts, Inc.	5.5%
Kinsale Capital Group, Inc.	5.4%
Primerica, Inc.	4.8%
ANSYS, Inc.	4.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000168853
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Baron Growth Portfolio
Class Name	Class R6
Trading Symbol	VYRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
AssetsNet	$ 439,656,335
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$439,656,335 # of Portfolio Holdings35 Portfolio Turnover Rate0%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	9.6%
Gartner, Inc.	9.4%
Arch Capital Group Ltd.	8.6%
Choice Hotels International, Inc.	7.0%
FactSet Research Systems, Inc.	5.8%
CoStar Group, Inc.	5.6%
Vail Resorts, Inc.	5.5%
Kinsale Capital Group, Inc.	5.4%
Primerica, Inc.	4.8%
ANSYS, Inc.	4.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020756
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Baron Growth Portfolio
Class Name	Class S
Trading Symbol	IBSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$61	1.25%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
AssetsNet	$ 439,656,335
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$439,656,335 # of Portfolio Holdings35 Portfolio Turnover Rate0%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	9.6%
Gartner, Inc.	9.4%
Arch Capital Group Ltd.	8.6%
Choice Hotels International, Inc.	7.0%
FactSet Research Systems, Inc.	5.8%
CoStar Group, Inc.	5.6%
Vail Resorts, Inc.	5.5%
Kinsale Capital Group, Inc.	5.4%
Primerica, Inc.	4.8%
ANSYS, Inc.	4.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074832
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Baron Growth Portfolio
Class Name	Class S2
Trading Symbol	IBCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$68	1.40%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%
AssetsNet	$ 439,656,335
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$439,656,335 # of Portfolio Holdings35 Portfolio Turnover Rate0%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	9.6%
Gartner, Inc.	9.4%
Arch Capital Group Ltd.	8.6%
Choice Hotels International, Inc.	7.0%
FactSet Research Systems, Inc.	5.8%
CoStar Group, Inc.	5.6%
Vail Resorts, Inc.	5.5%
Kinsale Capital Group, Inc.	5.4%
Primerica, Inc.	4.8%
ANSYS, Inc.	4.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020760
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class ADV
Trading Symbol	ISBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$65	1.21%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%
AssetsNet	$ 78,436,864
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$78,436,864 # of Portfolio Holdings77 Portfolio Turnover Rate22%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.9%
Common Stock	97.0%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.4%
NVIDIA Corp.	7.2%
Apple, Inc.	7.1%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc. - Class A	3.4%
Alphabet, Inc. - Class A	2.6%
Alphabet, Inc. - Class C	2.2%
Elevance Health, Inc.	1.8%
Honeywell International, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020761
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class I
Trading Symbol	ISFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
AssetsNet	$ 78,436,864
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$78,436,864 # of Portfolio Holdings77 Portfolio Turnover Rate22%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.9%
Common Stock	97.0%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.4%
NVIDIA Corp.	7.2%
Apple, Inc.	7.1%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc. - Class A	3.4%
Alphabet, Inc. - Class A	2.6%
Alphabet, Inc. - Class C	2.2%
Elevance Health, Inc.	1.8%
Honeywell International, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020762
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class S
Trading Symbol	ISCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$52	0.96%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%
AssetsNet	$ 78,436,864
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$78,436,864 # of Portfolio Holdings77 Portfolio Turnover Rate22%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.9%
Common Stock	97.0%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.4%
NVIDIA Corp.	7.2%
Apple, Inc.	7.1%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc. - Class A	3.4%
Alphabet, Inc. - Class A	2.6%
Alphabet, Inc. - Class C	2.2%
Elevance Health, Inc.	1.8%
Honeywell International, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000027676
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class ADV
Trading Symbol	ICSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$72	1.43%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%
AssetsNet	$ 131,039,433
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$131,039,433 # of Portfolio Holdings99 Portfolio Turnover Rate47%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Matson, Inc.	1.7%
Radian Group, Inc.	1.7%
Spire, Inc.	1.6%
Group 1 Automotive, Inc.	1.6%
Hancock Whitney Corp.	1.6%
LivaNova PLC	1.5%
Minerals Technologies, Inc.	1.5%
Moog, Inc. - Class A	1.5%
Vishay Intertechnology, Inc.	1.5%
Fulton Financial Corp.	1.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000027677
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class I
Trading Symbol	ICISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 131,039,433
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$131,039,433 # of Portfolio Holdings99 Portfolio Turnover Rate47%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Matson, Inc.	1.7%
Radian Group, Inc.	1.7%
Spire, Inc.	1.6%
Group 1 Automotive, Inc.	1.6%
Hancock Whitney Corp.	1.6%
LivaNova PLC	1.5%
Minerals Technologies, Inc.	1.5%
Moog, Inc. - Class A	1.5%
Vishay Intertechnology, Inc.	1.5%
Fulton Financial Corp.	1.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000168857
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class R6
Trading Symbol	VYRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 131,039,433
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$131,039,433 # of Portfolio Holdings99 Portfolio Turnover Rate47%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Matson, Inc.	1.7%
Radian Group, Inc.	1.7%
Spire, Inc.	1.6%
Group 1 Automotive, Inc.	1.6%
Hancock Whitney Corp.	1.6%
LivaNova PLC	1.5%
Minerals Technologies, Inc.	1.5%
Moog, Inc. - Class A	1.5%
Vishay Intertechnology, Inc.	1.5%
Fulton Financial Corp.	1.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000027678
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class S
Trading Symbol	ICSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$59	1.18%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
AssetsNet	$ 131,039,433
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$131,039,433 # of Portfolio Holdings99 Portfolio Turnover Rate47%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Matson, Inc.	1.7%
Radian Group, Inc.	1.7%
Spire, Inc.	1.6%
Group 1 Automotive, Inc.	1.6%
Hancock Whitney Corp.	1.6%
LivaNova PLC	1.5%
Minerals Technologies, Inc.	1.5%
Moog, Inc. - Class A	1.5%
Vishay Intertechnology, Inc.	1.5%
Fulton Financial Corp.	1.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074835
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class S2
Trading Symbol	ICVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$67	1.33%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%
AssetsNet	$ 131,039,433
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$131,039,433 # of Portfolio Holdings99 Portfolio Turnover Rate47%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Matson, Inc.	1.7%
Radian Group, Inc.	1.7%
Spire, Inc.	1.6%
Group 1 Automotive, Inc.	1.6%
Hancock Whitney Corp.	1.6%
LivaNova PLC	1.5%
Minerals Technologies, Inc.	1.5%
Moog, Inc. - Class A	1.5%
Vishay Intertechnology, Inc.	1.5%
Fulton Financial Corp.	1.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020751
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Comstock Portfolio
Class Name	Class ADV
Trading Symbol	IVKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 227,378,848
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$227,378,848 # of Portfolio Holdings78 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	4.6%
Common Stock	95.1%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.2%
Bank of America Corp.	2.8%
Microsoft Corp.	2.8%
Philip Morris International, Inc.	2.6%
Meta Platforms, Inc. - Class A	2.5%
Elevance Health, Inc.	2.2%
FedEx Corp.	2.2%
Chevron Corp.	2.1%
Alphabet, Inc. - Class A	2.0%
Suncor Energy, Inc.	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020752
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Comstock Portfolio
Class Name	Class I
Trading Symbol	IVKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 227,378,848
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$227,378,848 # of Portfolio Holdings78 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	4.6%
Common Stock	95.1%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.2%
Bank of America Corp.	2.8%
Microsoft Corp.	2.8%
Philip Morris International, Inc.	2.6%
Meta Platforms, Inc. - Class A	2.5%
Elevance Health, Inc.	2.2%
FedEx Corp.	2.2%
Chevron Corp.	2.1%
Alphabet, Inc. - Class A	2.0%
Suncor Energy, Inc.	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020753
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Comstock Portfolio
Class Name	Class S
Trading Symbol	IVKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 227,378,848
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$227,378,848 # of Portfolio Holdings78 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	4.6%
Common Stock	95.1%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.2%
Bank of America Corp.	2.8%
Microsoft Corp.	2.8%
Philip Morris International, Inc.	2.6%
Meta Platforms, Inc. - Class A	2.5%
Elevance Health, Inc.	2.2%
FedEx Corp.	2.2%
Chevron Corp.	2.1%
Alphabet, Inc. - Class A	2.0%
Suncor Energy, Inc.	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020757
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class ADV
Trading Symbol	IUAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
AssetsNet	$ 991,217,330
Holdings Count | Holding	332
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$991,217,330 # of Portfolio Holdings332 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.9)%
Short-Term Investments	7.2%
U.S. Government Agency Obligations	0.1%
Preferred Stock	1.1%
Equity-Linked Notes	2.0%
Convertible Bonds/Notes	8.3%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	13.0%
Common Stock	62.9%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	3.2%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.500%, 05/31/29	1.9%
Alphabet, Inc. - Class A	1.6%
Exxon Mobil Corp.	1.5%
United States Treasury Notes, 4.500%, 05/31/31	1.5%
Amazon.com, Inc.	1.4%
United States Treasury Notes, 4.875%, 05/31/26	1.4%
Parker-Hannifin Corp.	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020758
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class I
Trading Symbol	IUAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 991,217,330
Holdings Count | Holding	332
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$991,217,330 # of Portfolio Holdings332 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.9)%
Short-Term Investments	7.2%
U.S. Government Agency Obligations	0.1%
Preferred Stock	1.1%
Equity-Linked Notes	2.0%
Convertible Bonds/Notes	8.3%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	13.0%
Common Stock	62.9%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	3.2%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.500%, 05/31/29	1.9%
Alphabet, Inc. - Class A	1.6%
Exxon Mobil Corp.	1.5%
United States Treasury Notes, 4.500%, 05/31/31	1.5%
Amazon.com, Inc.	1.4%
United States Treasury Notes, 4.875%, 05/31/26	1.4%
Parker-Hannifin Corp.	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020759
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class S
Trading Symbol	IUASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 991,217,330
Holdings Count | Holding	332
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$991,217,330 # of Portfolio Holdings332 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.9)%
Short-Term Investments	7.2%
U.S. Government Agency Obligations	0.1%
Preferred Stock	1.1%
Equity-Linked Notes	2.0%
Convertible Bonds/Notes	8.3%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	13.0%
Common Stock	62.9%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	3.2%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.500%, 05/31/29	1.9%
Alphabet, Inc. - Class A	1.6%
Exxon Mobil Corp.	1.5%
United States Treasury Notes, 4.500%, 05/31/31	1.5%
Amazon.com, Inc.	1.4%
United States Treasury Notes, 4.875%, 05/31/26	1.4%
Parker-Hannifin Corp.	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074833
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class S2
Trading Symbol	IVIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
AssetsNet	$ 991,217,330
Holdings Count | Holding	332
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$991,217,330 # of Portfolio Holdings332 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.9)%
Short-Term Investments	7.2%
U.S. Government Agency Obligations	0.1%
Preferred Stock	1.1%
Equity-Linked Notes	2.0%
Convertible Bonds/Notes	8.3%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	13.0%
Common Stock	62.9%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	3.2%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.500%, 05/31/29	1.9%
Alphabet, Inc. - Class A	1.6%
Exxon Mobil Corp.	1.5%
United States Treasury Notes, 4.500%, 05/31/31	1.5%
Amazon.com, Inc.	1.4%
United States Treasury Notes, 4.875%, 05/31/26	1.4%
Parker-Hannifin Corp.	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020695
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class ADV
Trading Symbol	IJMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$69	1.36%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%
AssetsNet	$ 286,541,321
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$286,541,321 # of Portfolio Holdings105 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.6%
Common Stock	98.5%

Largest Holdings [Text Block]

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
Arch Capital Group Ltd.	1.7%
M&T Bank Corp.	1.6%
ITT, Inc.	1.6%
Diamondback Energy, Inc.	1.7%
Raymond James Financial, Inc.	1.6%
AMETEK, Inc.	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020696
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class I
Trading Symbol	IJMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 286,541,321
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$286,541,321 # of Portfolio Holdings105 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.6%
Common Stock	98.5%

Largest Holdings [Text Block]

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
Arch Capital Group Ltd.	1.7%
M&T Bank Corp.	1.6%
ITT, Inc.	1.6%
Diamondback Energy, Inc.	1.7%
Raymond James Financial, Inc.	1.6%
AMETEK, Inc.	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020697
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class S
Trading Symbol	IJMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
AssetsNet	$ 286,541,321
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$286,541,321 # of Portfolio Holdings105 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.6%
Common Stock	98.5%

Largest Holdings [Text Block]

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
Arch Capital Group Ltd.	1.7%
M&T Bank Corp.	1.6%
ITT, Inc.	1.6%
Diamondback Energy, Inc.	1.7%
Raymond James Financial, Inc.	1.6%
AMETEK, Inc.	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074827
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class S2
Trading Symbol	IJPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$64	1.26%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
AssetsNet	$ 286,541,321
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$286,541,321 # of Portfolio Holdings105 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.6%
Common Stock	98.5%

Largest Holdings [Text Block]

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
Arch Capital Group Ltd.	1.7%
M&T Bank Corp.	1.6%
ITT, Inc.	1.6%
Diamondback Energy, Inc.	1.7%
Raymond James Financial, Inc.	1.6%
AMETEK, Inc.	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020742
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class ADV
Trading Symbol	IAXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$67	1.29%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%
AssetsNet	$ 1,074,233,918
Holdings Count | Holding	282
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,074,233,918 # of Portfolio Holdings282 Portfolio Turnover Rate16%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Preferred Stock	0.8%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	2.4%
Apollo Global Management, Inc.	1.9%
Trade Desk, Inc. - Class A	1.6%
AmerisourceBergen Corp.	1.5%
Palantir Technologies, Inc. - Class A	1.5%
Ross Stores, Inc.	1.4%
Spotify Technology SA	1.4%
Cintas Corp.	1.4%
Dexcom, Inc.	1.3%
Copart, Inc.	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020743
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class I
Trading Symbol	IAXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 1,074,233,918
Holdings Count | Holding	282
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,074,233,918 # of Portfolio Holdings282 Portfolio Turnover Rate16%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Preferred Stock	0.8%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	2.4%
Apollo Global Management, Inc.	1.9%
Trade Desk, Inc. - Class A	1.6%
AmerisourceBergen Corp.	1.5%
Palantir Technologies, Inc. - Class A	1.5%
Ross Stores, Inc.	1.4%
Spotify Technology SA	1.4%
Cintas Corp.	1.4%
Dexcom, Inc.	1.3%
Copart, Inc.	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000168850
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class R6
Trading Symbol	VYRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 1,074,233,918
Holdings Count | Holding	282
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,074,233,918 # of Portfolio Holdings282 Portfolio Turnover Rate16%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Preferred Stock	0.8%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	2.4%
Apollo Global Management, Inc.	1.9%
Trade Desk, Inc. - Class A	1.6%
AmerisourceBergen Corp.	1.5%
Palantir Technologies, Inc. - Class A	1.5%
Ross Stores, Inc.	1.4%
Spotify Technology SA	1.4%
Cintas Corp.	1.4%
Dexcom, Inc.	1.3%
Copart, Inc.	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020744
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class S
Trading Symbol	IAXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
AssetsNet	$ 1,074,233,918
Holdings Count | Holding	282
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,074,233,918 # of Portfolio Holdings282 Portfolio Turnover Rate16%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Preferred Stock	0.8%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	2.4%
Apollo Global Management, Inc.	1.9%
Trade Desk, Inc. - Class A	1.6%
AmerisourceBergen Corp.	1.5%
Palantir Technologies, Inc. - Class A	1.5%
Ross Stores, Inc.	1.4%
Spotify Technology SA	1.4%
Cintas Corp.	1.4%
Dexcom, Inc.	1.3%
Copart, Inc.	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074830
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class S2
Trading Symbol	IAXTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$62	1.19%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%
AssetsNet	$ 1,074,233,918
Holdings Count | Holding	282
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,074,233,918 # of Portfolio Holdings282 Portfolio Turnover Rate16%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Preferred Stock	0.8%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	2.4%
Apollo Global Management, Inc.	1.9%
Trade Desk, Inc. - Class A	1.6%
AmerisourceBergen Corp.	1.5%
Palantir Technologies, Inc. - Class A	1.5%
Ross Stores, Inc.	1.4%
Spotify Technology SA	1.4%
Cintas Corp.	1.4%
Dexcom, Inc.	1.3%
Copart, Inc.	1.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020745
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Growth Equity Portfolio
Class Name	Class ADV
Trading Symbol	IGEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$67	1.22%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.22%
AssetsNet	$ 1,578,260,128
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,578,260,128 # of Portfolio Holdings86 Portfolio Turnover Rate17%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	3.5%
Short-Term Investments	0.5%
Preferred Stock	0.6%
Common Stock	95.4%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.8%
NVIDIA Corp.	11.8%
Apple, Inc.	9.4%
Amazon.com, Inc.	8.0%
Alphabet, Inc. - Class A	6.9%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	2.4%
Mastercard, Inc. - Class A	2.0%
Netflix, Inc.	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020746
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Growth Equity Portfolio
Class Name	Class I
Trading Symbol	ITGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$40	0.72%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.72%
AssetsNet	$ 1,578,260,128
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,578,260,128 # of Portfolio Holdings86 Portfolio Turnover Rate17%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	3.5%
Short-Term Investments	0.5%
Preferred Stock	0.6%
Common Stock	95.4%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.8%
NVIDIA Corp.	11.8%
Apple, Inc.	9.4%
Amazon.com, Inc.	8.0%
Alphabet, Inc. - Class A	6.9%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	2.4%
Mastercard, Inc. - Class A	2.0%
Netflix, Inc.	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000020747
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Growth Equity Portfolio
Class Name	Class S
Trading Symbol	ITGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.97%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%
AssetsNet	$ 1,578,260,128
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,578,260,128 # of Portfolio Holdings86 Portfolio Turnover Rate17%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	3.5%
Short-Term Investments	0.5%
Preferred Stock	0.6%
Common Stock	95.4%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.8%
NVIDIA Corp.	11.8%
Apple, Inc.	9.4%
Amazon.com, Inc.	8.0%
Alphabet, Inc. - Class A	6.9%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	2.4%
Mastercard, Inc. - Class A	2.0%
Netflix, Inc.	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074831
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Growth Equity Portfolio
Class Name	Class S2
Trading Symbol	ITRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$61	1.12%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.12%
AssetsNet	$ 1,578,260,128
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,578,260,128 # of Portfolio Holdings86 Portfolio Turnover Rate17%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	3.5%
Short-Term Investments	0.5%
Preferred Stock	0.6%
Common Stock	95.4%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.8%
NVIDIA Corp.	11.8%
Apple, Inc.	9.4%
Amazon.com, Inc.	8.0%
Alphabet, Inc. - Class A	6.9%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	2.4%
Mastercard, Inc. - Class A	2.0%
Netflix, Inc.	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports